UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--108.0%	Rate (%)	Date	Amount ($) d	Value ($)
Aerospace & Defense--.4%
Meccanica Holdings USA,
Gtd. Notes	6.25	7/15/19	4,220,000 a	4,582,051
Agriculture--.9%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000	6,800,177
Altria Group,
Gtd. Notes	10.20	2/6/39	2,125,000	3,120,002
				9,920,179
Apparel--.1%
HanesBrands,
Gtd. Notes	6.38	12/15/20	1,105,000	1,099,475
Asset-Backed Ctfs./Auto Receivables--4.0%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	3,975,000 a	4,126,564
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	1,855,000	1,911,392
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	1,395,000	1,491,491
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000	71,288
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000	71,709
Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306 a	6,680,861
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 a	1,783,127
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	980,000	1,030,304
Chrysler Financial Auto
Securitization Trust,

Ser. 2010-A, Cl. C	2.00	1/8/14	5,820,000	5,828,784
Chrysler Financial Lease Trust,
Ser. 2010-A, Cl. C	4.49	9/16/13	1,076,658 a	1,078,346
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	5,100,000 a	5,280,661
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	2,970,000 a	3,073,241
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	1,245,557 a	1,232,614
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	1,402,000	1,421,904
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	3,660,000 a	3,737,061
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.07	10/14/14	4,010,000 a,b	4,011,995
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	1,876,000	1,887,631
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000	1,167,522
				45,886,495
Asset-Backed Ctfs./Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.97	8/15/18	11,075,000 a,b	11,742,704
Asset-Backed Ctfs./Home Equity Loans--1.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/34	627,780 b	636,119
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,222,260 b	3,068,738
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.53	10/25/35	1,994,735 b	1,880,337
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	1,263,814 b	1,273,259
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.64	5/25/35	472,714 b	471,333
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,172,642 b	3,171,678
Credit Suisse First Boston

Mortgage Securities,
Ser. 2005-FIX1, Cl. A5	4.90	5/25/35	255,041 b	229,247
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.61	3/25/35	954,756 b	932,330
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.66	7/25/35	296,073 b	295,249
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.26	10/25/36	556,363 b	542,302
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.34	1/25/36	110,966 b	110,281
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.47	11/25/35	1,048,726 b	1,032,853
				13,643,726
Asset-Backed Ctfs./Manufactured Housing--.2%
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	102,186	102,164
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	1,787,794
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 b	80,624
				1,970,582
Automobiles--.3%
Lear,
Gtd. Notes	7.88	3/15/18	2,235,000	2,464,088
Lear,
Gtd. Notes	8.13	3/15/20	1,090,000	1,215,350
				3,679,438
Banks--6.2%
Ally Financial,
Gtd. Notes	8.00	11/1/31	2,585,000	2,927,513
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	4,405,000	4,631,628
Capital One Capital VI,
Gtd. Cap. Secs.	8.88	5/15/40	2,240,000	2,382,800
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	6,225,000	6,666,751

Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	3,590,000	3,969,897
Discover Bank,
Sub. Notes	7.00	4/15/20	1,750,000	1,971,259
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000	2,290,047
Lloyds TSB Bank,
Bank Gtd. Notes	4.88	1/21/16	3,250,000 c	3,415,064
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 b	465,745
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000	1,793,380
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	3,300,000	3,383,691
Morgan Stanley,
Sr. Unscd. Notes	5.55	4/27/17	5,050,000	5,440,112
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,180,000	1,249,429
NB Capital Trust IV,
Gtd. Cap. Secs.	8.25	4/15/27	1,290,000	1,336,762
Royal Bank of Scotland,
Bank Gtd. Notes	6.13	1/11/21	4,650,000	4,932,948
Societe Generale,
Sr. Unscd. Notes	1.33	4/11/14	4,300,000 a,b	4,309,916
UBS,
Sr. Unscd. Notes	4.88	8/4/20	2,445,000	2,521,123
USB Capital IX,
Gtd. Notes	3.50	10/29/49	7,090,000 b	6,009,768
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	11,615,000 b	12,085,408
				71,783,241
Chemicals--.0%
Dow Chemical,
Sr. Unscd. Notes	2.50	2/15/16	190,000	186,543
Coal--.3%
Consol Energy,
Gtd. Notes	8.00	4/1/17	1,585,000	1,759,350

Consol Energy,
Gtd. Notes	8.25	4/1/20	1,070,000	1,198,400
				2,957,750
Commercial & Professional Services--.4%
Aramark,
Gtd. Notes	8.50	2/1/15	3,168,000	3,322,440
Ceridian,
Gtd. Notes	11.25	11/15/15	1,495,000 b	1,562,275
				4,884,715
Commercial Mortgage Pass-Through Ctfs.--10.0%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	4,224,000	4,514,576
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	113,618 b	115,413
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	189,176	189,451
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	1,981,454 b	1,996,501
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	110,631
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	5,055,000 b	5,585,220
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000	36,612
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	6,885,000 b	7,700,559
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	2,639,000 a,b	2,702,030
Commercial Mortgage Pass-Through

Certificates, Ser. 2010-C1,
Cl. C	5.80	7/10/46	1,730,000 a,b	1,823,958
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.93	7/10/46	2,110,000 a,b	2,137,816
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	0.41	5/15/23	4,860,131 a,b	4,797,335
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	252,301	252,244
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	2,760,091 b	2,863,092
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	8,705,000 a	8,962,596
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	6,175,000	6,592,379
GMAC Commercial Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.21	12/10/41	11,631	11,625
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 b	701,710
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000 a,b	1,604,234
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.67	3/6/20	610,000 a,b	601,313
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	5,680,000 a,b	5,586,503
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. G	3.02	3/6/20	3,110,000 a,b	3,061,096
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. H	3.58	3/6/20	25,000 a,b	24,744
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	2,380,000 a,b	2,370,763
GS Mortgage Securities Corporation

II, Ser. 2007-EOP, Cl. L	6.42	3/6/20	6,725,000 a,b	6,684,352
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-C2, Cl. A1	2.75	11/15/43	972,202 a	969,889
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	130,472	130,663
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/16/46	2,665,000 a,b	2,690,541
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,276,085
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	1,620,000 a,b	1,623,470
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2010-CNTR, Cl. C	5.51	8/5/32	3,635,000 a	3,697,013
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	1,200,000 a	1,414,407
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	5,455,000 a,b	6,399,118
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	2,453,423
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	1,027,184 b	1,026,872
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.22	11/12/37	4,035,000 b	4,407,439
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	2,235,000 b	2,450,932
Morgan Stanley Capital I,
Ser. 2011-C1, Cl. D	5.26	9/15/47	3,235,000 a,b	3,231,664
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000	105,304

Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.64	6/11/42	7,160,000 b	7,984,068
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	20,927	20,950
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	900,000 a,b	946,187
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.98	8/15/39	495,000 b	543,438
Vornado,
Ser. 2010-VN0, Cl. C	5.28	9/13/28	2,070,000 a	2,090,386
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	931,244	937,955
				115,426,557
Diversified Financial Services--6.3%
American Express,
Sr. Unscd. Notes	7.25	5/20/14	2,000,000	2,297,200
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000 b	3,711,979
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	7,540,000	9,671,271
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	5,402,000	7,149,606
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	5,325,000 a	6,064,594
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	3,135,000	3,648,316
Fuel Trust,
Scd. Notes	4.21	4/15/16	3,065,000 a	3,133,172
General Electric Capital,
Sr. Unscd. Notes	0.92	4/7/14	4,535,000 b	4,543,009
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	70,000	76,795
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	2,713,000	3,122,592
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	5,980,000 a	6,485,645
Hutchison Whampoa International,

Gtd. Notes	5.75	9/11/19	1,110,000 a	1,201,870
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000 a	1,672,135
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,300,000 a	1,323,348
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	2,875,000	3,209,219
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	404,789
Invesco,
Gtd. Notes	5.38	12/15/14	25,000	27,175
Invesco,
Gtd. Notes	5.63	4/17/12	5,310,000	5,517,796
MBNA Capital A,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	2,372,287
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	185,000	197,929
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	1,074,201
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	55,805
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000	121,594
SLM,
Sr. Notes	6.25	1/25/16	5,640,000	5,986,454
				73,068,781
Electric Utilities--1.0%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,075,000	3,374,813
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000	982,704
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	69,145
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000	761,157
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000	53,559

Exelon Generation,
Sr. Unscd. Notes		5.20	10/1/19	2,200,000	2,295,458
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	395,000	464,001
NiSource Finance,
Gtd. Notes		5.25	9/15/17	650,000	698,608
NiSource Finance,
Gtd. Notes		6.40	3/15/18	1,530,000	1,730,505
Sierra Pacific Power,
Mortgage Notes, Ser. P		6.75	7/1/37	550,000	640,970
					11,070,920
Environmental Control--.5%
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	2,395,000	2,842,956
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000	2,511,550
					5,354,506
Food & Beverages--.3%
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	2,750,000	3,179,971
Foreign/Governmental--2.1%
Banco Nacional de Desenvolvimento
Economico e Social, Notes		5.50	7/12/20	2,085,000 a	2,140,252
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	2,795,000	3,098,973
Republic of Chile,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,232,500,000	6,960,774
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,500,000	1,783,079
Republic of Philippines,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	170,000,000	3,841,948
Russia Foreign Bond,
Sr. Unscd. Bonds		5.00	4/29/20	6,455,000 a	6,551,825
					24,376,851
Household Products--.3%
Reynolds Group,
Sr. Scd. Notes		7.75	10/15/16	2,715,000 a	2,891,475

Media--2.8%
CCO Holdings,
Gtd. Notes	7.00	1/15/19	2,255,000	2,373,388
Comcast,
Gtd. Bonds	6.40	5/15/38	2,775,000	2,951,881
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000 a	4,002,260
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	205,000	204,865
Dish DBS,
Gtd. Notes	7.75	5/31/15	1,420,000	1,554,900
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	3,170,000 a	3,317,364
News America,
Gtd. Notes	6.65	11/15/37	2,830,000	3,070,632
News America,
Gtd. Notes	6.90	8/15/39	2,640,000	2,971,051
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,990,000 a	3,354,430
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	1,068,000	1,104,678
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	1,000,000	1,153,370
Time Warner,
Gtd. Notes	5.88	11/15/16	2,755,000	3,125,809
Time Warner,
Gtd. Debs.	6.10	7/15/40	1,045,000	1,067,355
Time Warner,
Gtd. Debs.	6.20	3/15/40	1,798,000	1,845,890
				32,097,873
Mining--.4%
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000	3,184,449
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	1,616,000	1,953,293
				5,137,742
Municipal Bonds--1.2%

California,
GO (Build America Bonds)	7.30	10/1/39	3,095,000	3,401,993
California,
GO (Build America Bonds)	7.55	4/1/39	3,180,000	3,607,233
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	540,000	449,976
Illinois,
GO	4.42	1/1/15	3,430,000	3,523,193
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,200,000	3,306,944
				14,289,339
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	830,142
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,162,807
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,344,054
				3,337,003
Oil & Gas--2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	4,765,000	5,389,010
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	2,920,000	3,160,900
Continental Resources,
Gtd. Notes	7.38	10/1/20	2,810,000	3,041,825
EQT,
Sr. Unscd. Notes	8.13	6/1/19	2,955,000	3,579,255
Hess,
Sr. Unscd. Notes	5.60	2/15/41	1,500,000	1,479,533
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	2,865,000	2,922,721
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,490,000	1,518,516
Petrobras International Finance,

Gtd. Notes	6.75	1/27/41	1,255,000	1,312,513
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	1,040,000	1,191,372
Range Resources,
Gtd. Notes	8.00	5/15/19	2,795,000	3,095,463
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	3,135,934
Valero Energy,
Gtd. Notes	6.13	2/1/20	2,100,000 c	2,331,286
				32,158,328
Paper & Paper Related--.2%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000 a	2,319,900
Pipelines--1.7%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000	22,442
El Paso,
Sr. Scd. Bonds	6.50	9/15/20	1,725,000	1,885,132
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	370,000	412,508
El Paso,
Notes	7.75	1/15/32	3,155,000	3,627,789
Enterprise Products Operating,
Gtd. Notes	5.95	2/1/41	4,395,000	4,421,902
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	2,955,000	3,175,709
Plains All American Pipeline,
Gtd. Notes	5.00	2/1/21	2,550,000	2,622,053
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	3,089,000	3,356,035
				19,523,570
Property & Casualty Insurance--3.4%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	890,000	913,346
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	3,340,000	3,660,657
AON,

Sr. Unscd. Notes	3.50	9/30/15	2,160,000	2,203,673
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,234,000	1,221,101
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	2,101,000	2,255,117
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	775,000 c	833,217
Hanover Insurance Group,
Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,804,199
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,685,000 a	1,760,825
Lincoln National,
Sr. Unscd. Notes	6.25	2/15/20	5,445,000	6,125,658
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,544,000	3,115,883
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	2,600,000	3,334,165
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	2,960,000	3,185,872
Willis North America,
Gtd. Notes	6.20	3/28/17	3,665,000	3,993,461
Willis North America,
Gtd. Notes	7.00	9/29/19	4,790,000	5,242,665
				39,649,839
Real Estate--2.5%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000	876,583
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,030,000	2,247,182
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	35,000	37,854
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	545,000	617,617
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	2,565,000	3,119,722
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	1,220,000	1,368,353

Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,648,042
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	606,311
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	163,173
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	3,000,000	3,191,049
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	156,360
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000	2,200,845
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000	759,518
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,914,236
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	233,280
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	2,337,000	2,705,526
WEA Finance,
Gtd. Notes	7.13	4/15/18	4,015,000 a	4,710,354
WEA Finance,
Gtd. Notes	7.50	6/2/14	2,400,000 a	2,754,826
				29,310,831
Residential Mortgage Pass-Through Ctfs.--.5%
Banc of America Mortgage
Securities, Ser. 2005-2,
Cl. 2A1	5.00	3/25/20	2,013,573	2,056,187
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.96	2/25/36	2,128,830 b	1,615,119
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.71	2/25/36	1,721,680 b	1,246,853
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,224 a,b	990
Residential Funding Mortgage
Securities I, Ser. 2004-S3,

Cl. M1	4.75	3/25/19	625,592	588,901
				5,508,050
Retail--1.6%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000	3,380,465
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	4,577,394 a	5,571,508
Home Depot,
Sr. Unscd. Notes	5.95	4/1/41	2,065,000	2,125,013
Inergy Finance,
Gtd. Notes	7.00	10/1/18	2,825,000 a	2,994,500
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	1,620,000	1,628,100
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000	3,098,382
				18,797,968
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	3,250,000 c	3,272,939
Telecommunications--2.0%
CC Holdings,
Sr. Scd. Notes	7.75	5/1/17	3,065,000 a	3,402,150
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	2,800,000	3,089,083
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	6,005,000 a	6,275,225
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,230,000	1,313,025
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000	4,023,406
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	1,400,000	1,681,760
Wind Acquisition Finance,
Gtd. Notes	11.75	7/15/17	2,355,000 a	2,749,463
				22,534,112
U.S. Government Agencies--.0%

Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	160,206	175,592
U.S. Government Agencies/Mortgage-Backed--31.2%
Federal Home Loan Mortgage Corp.:
4.00%			11,505,000 e,f	11,434,889
5.00%, 10/1/18 - 9/1/40			1,763,624 e	1,873,006
5.50%, 11/1/22 - 9/1/40			19,436,435 e	21,016,330
6.00%, 7/1/17 - 12/1/37			11,250,416 e	12,342,572
6.50%, 3/1/14 - 3/1/32			390,948 e	441,461
7.00%, 3/1/12			883 e	898
7.50%, 12/1/25 - 1/1/31			28,196 e	32,737
8.00%, 10/1/19 - 10/1/30			12,211 e	14,296
8.50%, 7/1/30			831 e	996
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			1,827,236 e	1,908,852
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20			128,532 e	129,020
Federal National Mortgage Association:
4.00%			24,490,000 e,f	24,379,036
4.50%			24,375,000 e,f	25,087,213
5.00%			74,160,000 e,f	78,352,428
5.50%			90,835,000 e,f	98,046,138
6.00%			23,265,000 e,f	25,377,043
5.00%, 7/1/11 - 9/1/40			8,642,651 e	9,231,701
5.50%, 8/1/22 - 8/1/40			25,515,824 e	27,589,075
6.00%, 1/1/19 - 4/1/38			12,473,647 e	13,715,413
6.50%, 3/1/26 - 10/1/32			159,903 e	180,918
7.00%, 9/1/14 - 7/1/32			55,333 e	62,113
7.50%, 3/1/12 - 3/1/31			16,414 e	18,504
8.00%, 5/1/13 - 3/1/31			25,944 e	29,853
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,

5.00%, 7/25/34	4,790,888 e	4,962,097
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	76,105 e	87,312
Government National Mortgage Association I:
5.50%, 4/15/33	2,600,827	2,849,822
6.00%, 1/15/29	28,027	31,297
6.50%, 4/15/28 - 9/15/32	56,627	64,193
7.00%, 12/15/26 - 9/15/31	19,272	22,296
7.50%, 12/15/26 - 11/15/30	5,974	6,965
8.00%, 1/15/30 - 10/15/30	16,928	20,000
8.50%, 4/15/25	5,114	6,096
9.00%, 10/15/27	9,835	11,867
9.50%, 2/15/25	3,161	3,740
9.50%, 11/15/17	94,784	103,250
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	132,945	150,011
7.00%, 11/20/29	423	489
		359,583,927
U.S. Government Securities--21.6%
U.S. Treasury Bonds:
3.88%, 8/15/40	25,355,000	23,084,941
4.25%, 5/15/39	3,083,000	3,005,925
4.63%, 2/15/40	13,060,000	13,537,513
5.25%, 11/15/28	5,420,000	6,200,821
U.S. Treasury Notes:
1.38%, 9/15/12	59,655,000 c	60,496,255
2.13%, 5/31/15	48,790,000	49,891,532
2.38%, 7/31/17	26,670,000	26,557,479
2.63%, 8/15/20	9,005,000	8,563,899
3.63%, 5/15/13	7,120,000	7,556,655
4.88%, 5/31/11	49,835,000	50,031,649
		248,926,669
Total Bonds and Notes
(cost $1,198,325,810)		1,244,329,642

	Face Amount
	Covered by
Options Purchased--.0%	Contracts ($)	Value ($)
Call Options:
Euro,
October 2011 @ $1.40	22,850,000 g	420,577
Japanese Yen,
August 2011 @ $90	12,395,000 g	20,477
Japanese Yen,
August 2011 @ $90	12,500,000 g	20,650
Total Options
(cost $1,117,100)		461,704

	Principal
Short-Term Investments--13.4%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.02%, 5/12/11	150,000,000	149,999,850
0.17%, 6/9/11	3,690,000 h	3,689,941
Total Short-Term Investments
(cost $153,688,401)		153,689,791

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,315,000)	5,315,000 [i]	5,315,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $8,510,150)	8,510,150 [i]	8,510,150

Total Investments (cost $1,366,956,461)	122.6%	1,412,306,287
Liabilities, Less Cash and Receivables	(22.6%)	(260,370,083)
Net Assets	100.0%	1,151,936,204

GO--General Obligations
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities were valued at $189,736,667 or 16.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At April 30, 2011, the value of the fund's securities on loan was $65,044,316 and the value of the collateral held by the fund was $66,591,658, consisting of cash collateral of $8,510,150 and
U.S. Government and Agency securities valued at $58,081,508.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
CLP--Chilean Peso
PHP--Philippine Peso
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Non-income producing security.
h	Held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At April 30, 2011, the aggregate cost of investment securities for income tax purposes was $1,366,956,461.

Net unrealized appreciation on investments was $45,294,710 of which $50,360,730 related to appreciated investment securities and $5,066,020 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
April 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2011 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	100	(12,114,063)	June 2011	(329,688)
U.S. Treasury 30 Year Notes	60	(7,342,500)	June 2011	(145,781)
				(475,469)

STATEMENT OF OPTIONS WRITTEN
April 30, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes,
May 2011 @ $117	10,800,000	a	(166,219)
U.S. Treasury 10 Year Notes,
May 2011 @ $119	11,200,000	a	(250,250)
Put Options:
U.S. Treasury 5 Year Notes,
May 2011 @ $117	10,800,000	a	(7,594)
U.S. Treasury 10 Year Notes,
May 2011 @ $119	11,200,000	a	(10,500)
(premiums received $379,447)			(434,563)

a	Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
April 30, 2011 (Unaudited)

Forward Foreign Currency	Foreign			Unrealized
Exchange Contracts	Currency Amount	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Chilean Peso,
Expiring 5/26/2011	3,356,440,000	7,112,156	7,265,808	(153,652)

				Implied			Upfront	Unrealized
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)	Buy / Sell
11,710,000	Southern California Tobacco, 5%, 6/1/2037	Citibank	1.35	4.03	12/20/2011	(181,611.55)	-	(181,612)	Sell
11,710,000	Northern Tobacco, 5%, 6/1/2046	Citibank	1.35	4.03	12/20/2011	(181,611.55)	-	(181,611)	Sell
								(363,223)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	73,243,507	-	73,243,507
Commercial Mortgage-Backed	-	115,426,557	-	115,426,557
Corporate Bonds+	-	402,799,150	-	402,799,150
Foreign Government	-	24,376,851	-	24,376,851
Municipal Bonds	-	14,289,339	-	14,289,339
Mutual Funds	13,825,150	-	-	13,825,150
Residential Mortgage-Backed	-	5,508,050	-	5,508,050
U.S. Government Agencies/Mortgage-Backed	-	359,759,519	-	359,759,519
U.S. Treasury	-	402,616,460	-	402,616,460
Other Financial Instruments:
Options Purchased		461,704	-	461,704
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(153,652)	-	(153,652)
Futures++	(475,469)	-	-	(475,469)
Swaps++	-	(363,223)	-	(363,223)
Options Written	(434,563)	-	-	(434,563)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions, swap transactions and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.8%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.3%
Lamar Media,
Gtd. Notes	6.63	8/15/15	789,000	810,698
Aerospace & Defense--.2%
BE Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	355,000	375,413
Agriculture--1.0%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000	1,851,938
Altria Group,
Gtd. Notes	9.25	8/6/19	485,000	639,383
				2,491,321
Apparel--.1%
HanesBrands,
Gtd. Notes	6.38	12/15/20	235,000	233,825
Asset-Backed Ctfs./Auto Receivables--5.7%
Ally Auto Receivables Trust,
Ser. 2010-2, Cl. A3	1.38	7/15/14	1,500,000	1,510,359
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	775,000 a	804,550
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.29	8/15/17	780,000 b	792,258
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. A3	1.14	4/8/15	945,000	946,129
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. C	3.34	4/8/16	390,000	401,856
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	1,230,000	1,273,695

Americredit Prime Automobile
Receivable, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146 a	399,710
Carmax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000	453,371
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000	194,496
Carmax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	490,000	518,397
Chrysler Financial Auto
Securitization Trust,
Ser. 2009-B, Cl. B	2.94	6/8/13	530,000	530,525
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	1,000,000 a	1,035,424
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-1, Cl. A2	0.82	2/15/16	855,000 b	855,628
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	585,000 a	605,335
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CFTS	5.22	7/15/15	242,251 a	239,734
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	1,609,706 a	1,600,703
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	300,000	304,259
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	545,000	550,616
Smart Trust,
Ser. 2011-1USA, Cl. A3B	1.07	10/14/14	880,000 a,b	880,438
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	300,000	301,860
				14,199,343
Asset-Backed Ctfs./Credit Cards--1.0%
Citibank Omni Master Trust,
Ser. 2009-A14A, Cl. A14	2.95	8/15/18	2,400,000 a,b	2,544,694
Asset-Backed Ctfs./Home Equity Loans--1.7%

Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	1/25/34	784,725 b	795,148
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,472,080 b	1,401,944
Carrington Mortgage Loan Trust,
Ser. 2005-NC5, Cl. A2	0.53	10/25/35	347,999 b	328,041
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	248,933 b	250,794
Credit-Based Asset Servicing and
Securitization, Ser. 2002-CB3,
Cl. M2	2.09	6/25/32	1,341,964 b	1,341,987
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.66	7/25/35	48,609 b	48,474
JP Morgan Mortgage Acquisition,
Ser. 2006-CH2, Cl. AV2	0.26	10/25/36	103,601 b	100,983
				4,267,371
Banks--6.9%
Bank of America,
Sr. Unscd. Notes	4.50	4/1/15	1,390,000	1,463,698
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000	2,144,533
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000	872,198
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	1,500,000	1,599,273
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000	2,409,669
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	925,000	959,343
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	1,085,000	1,185,525
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	1,540,000	1,596,470
Morgan Stanley,

Sr. Unscd. Notes	6.00	4/28/15	300,000	331,151
Royal Bank of Scotland,
Gtd. Notes	3.25	1/11/14	670,000	685,066
UBS AG Stamford,
Sr. Unscd. Notes	2.25	8/12/13	1,320,000	1,342,303
Wells Fargo Capital XIII,
Gtd. Cap. Secs.	7.70	12/29/49	2,530,000 b	2,632,465
				17,221,694
Chemicals--.1%
Sherwin-Williams,
Sr. Unscd. Notes	3.13	12/15/14	295,000	308,993
Commercial Mortgage Pass-Through Ctfs.--7.5%
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000	90,847
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	63,595 b	63,581
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A4	5.19	9/10/47	895,000 b	981,219
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.70	9/11/38	375,000 b	402,277
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	1,150,000	1,223,812
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	575,000 b	643,111
CFCRE Commercial Mortgage Trust,
Ser. 2011-C1, Cl. A4	4.96	4/15/44	700,000 a,b	738,502
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. B	5.24	7/10/46	550,000 a,b	563,136
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,

Cl. C	5.80	7/10/46	365,000 a,b	384,824
Commercial Mortgage Pass-Through
Certificates, Ser. 2010-C1,
Cl. D	5.93	7/10/46	445,000 a,b	450,866
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	921,179 b	944,198
Extended Stay America Trust,
Ser. 2010-ESHA, Cl. B	4.22	11/5/27	1,270,000 a	1,307,581
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.84	3/6/20	1,630,000 a,b	1,604,234
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.84	3/6/20	730,000 a,b	717,984
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	5.33	3/6/20	350,000 a,b	348,642
GS Mortgage Securities,
Ser. 2011-ALF, Cl. C	3.56	2/10/21	500,000 a	500,450
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	22,422	22,455
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. B	5.01	2/16/46	400,000 a,b	403,834
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. C	5.36	2/16/46	225,000 a,b	225,482
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	325,780 b	344,743
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	348,447	348,374
JP Morgan Chase Commercial
Mortgage Securities,

Ser. 2009-IWST, Cl. C	7.45	12/5/27	265,000 a,b	310,865
JPMorgan Chase Commercial Mortgage
Securities, Ser. 2010-CNTR,
Cl. A1	3.30	8/5/32	2,002,185 a	1,979,770
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C7, Cl. A4	5.20	11/15/30	1,750,000 b	1,903,134
Morgan Stanley Capital I,
Ser. 2005-HQ7, Cl. A4	5.20	11/14/42	475,000 b	520,892
Morgan Stanley Capital,
Ser. 2011-C1, Cl. A2	3.88	9/15/47	500,000 a	516,084
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	466,828	467,348
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.64	4/15/24	235,000 a,b	247,060
Vornado,
Ser. 2010-VN0, Cl. A1	2.97	9/13/28	599,744 a	591,884
				18,847,189
Computers--.2%
Hewlett-Packard,
Sr. Unscd. Notes	2.20	12/1/15	405,000	402,637
Diversified Financial Services--7.2%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	730,000	797,883
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000	174,228
American Express,
Sr. Unscd. Notes	7.25	5/20/14	840,000	964,824
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 b	228,695
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000	981,236
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	781,340
Caterpillar Financial Services,

Sr. Unscd. Notes	6.13	2/17/14	725,000 c	819,686
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	475,000	628,668
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000 a	1,232,120
Ford Motor Credit,
Sr. Unscd. Notes	8.00	12/15/16	580,000	674,967
FUEL Trust,
Scd. Notes	4.21	4/15/16	695,000 a	710,458
General Electric Capital,
Sr. Unscd. Notes	0.92	4/7/14	980,000	981,731
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,250,000	2,287,951
General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	655,000	647,268
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	240,000	255,987
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000	964,181
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	1,080,000 a	1,171,320
Hutchison Whampoa International,
Gtd. Notes	4.63	9/11/15	570,000 a	609,074
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000 a	407,184
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	404,790
SLM,
Sr. Notes	6.25	1/25/16	1,230,000	1,305,556
Societe Generale,
Sr. Unscd. Notes	1.33	4/11/14	900,000 a,b	902,075
				17,931,222
Electric Utilities--3.1%
AES,

Sr. Unscd. Notes	7.75	3/1/14	220,000	241,450
AES,
Sr. Unscd. Notes	7.75	10/15/15	755,000	828,613
AES,
Sr. Unscd. Notes	8.00	10/15/17	255,000	278,588
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	332,140
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	170,433
Duke Energy Ohio,
First Mortgage Bonds	2.10	6/15/13	925,000	946,266
Enel Finance International,
Gtd. Notes	5.70	1/15/13	620,000 a	659,167
Exelon Generation,
Sr. Unscd. Notes	4.00	10/1/20	645,000	609,929
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	831,097
Nevada Power,
Mortgage Notes	6.50	4/15/12	1,000,000	1,054,185
NextEra Energy Capital Holdings,
Gtd. Debs.	5.63	9/1/11	1,100,000	1,118,055
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000	590,784
				7,660,707
Environmental Control--.4%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000	218,104
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000	830,946
				1,049,050
Food & Beverages--1.0%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	790,000	903,533
Diageo Capital,

Gtd. Bonds	4.83	7/15/20	975,000	1,019,476
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	530,000	602,421
				2,525,430
Foreign/Governmental--.3%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.38	2/15/13	760,000	809,357
Health Care--.3%
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000	813,325
Media--2.3%
Comcast,
Gtd. Notes	5.15	3/1/20	605,000 c	643,220
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000 a	735,918
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000	112,375
NBC Universal,
Sr. Unscd. Notes	3.65	4/30/15	700,000 a	725,658
News America,
Gtd. Notes	5.30	12/15/14	735,000	820,130
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000	320,646
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000	1,030,764
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	580,000	638,999
Time Warner,
Gtd. Notes	5.88	11/15/16	550,000	624,027
				5,651,737
Mining--.2%
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	316,000	381,956
Municipal Bonds--.5%

Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds,
Ser. E	6.00	6/1/28	815,000	679,131
Illinois,
GO	4.42	1/1/15	640,000	657,389
				1,336,520
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000	856,908
Oil & Gas--1.3%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	1,015,000	1,147,921
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000	260,420
Hess,
Sr. Unscd. Notes	8.13	2/15/19	505,000	640,152
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000	501,519
Valero Energy,
Gtd. Notes	6.13	2/1/20	660,000 c	732,690
				3,282,702
Paper & Paper Related--.4%
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	860,000 a	980,400
Pipelines--1.1%
El Paso,
Sr. Scd. Bonds	6.50	9/15/20	405,000	442,596
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	80,000	89,191
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.30	9/15/20	615,000	651,018
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000	1,016,221

Plains All American Pipeline,
Gtd. Notes	4.25	9/1/12	650,000	673,906
				2,872,932
Property & Casualty Insurance--3.8%
American International Group,
Sr. Unscd. Notes	3.65	1/15/14	190,000	194,984
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	75,000	82,200
AON,
Sr. Unscd. Notes	3.50	9/30/15	695,000	709,052
Hanover Insurance Group,
Sr. Unscd. Notes	7.50	3/1/20	150,000 c	161,268
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	1,110,000	1,429,914
MetLife Institutional Funding,
Scd. Notes	1.20	4/4/14	1,200,000 a,b	1,204,170
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000 a	1,071,235
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	1,125,000	1,442,667
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	625,000	672,693
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	497,604
Willis North America,
Gtd. Notes	6.20	3/28/17	615,000	670,117
Willis North America,
Gtd. Notes	7.00	9/29/19	1,360,000	1,488,523
				9,624,427
Real Estate--2.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	620,000	686,331
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	570,000	600,424

Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	110,000	124,657
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	495,000	602,052
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	230,000	257,968
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	380,322
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	320,989
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	630,000	670,120
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	307,811
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	411,017
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	930,000	990,842
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	337,000	369,449
Simon Property Group,
Sr. Unscd. Notes	5.88	3/1/17	443,000	498,627
WEA Finance,
Gtd. Notes	7.13	4/15/18	660,000 a	774,305
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000 a	367,310
				7,362,224
Residential Mortgage Pass-Through Ctfs.--.3%
CS First Boston Mortgage
Securities, Ser. 2004-7,
Cl. 6A1	5.25	10/25/19	529,212	535,921
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.18	12/25/34	313,567 b	258,898
				794,819

Retail--.8%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000	895,156
Inergy Finance,
Gtd. Notes	7.00	10/1/18	595,000 a	630,700
Staples,
Gtd. Notes	9.75	1/15/14	405,000	487,318
				2,013,174
Steel--.4%
Arcelormittal,
Sr. Unscd. Notes	3.75	8/5/15	1,045,000	1,071,831
Telecommunications--1.2%
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	650,000	652,354
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	620,000	684,011
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000	1,310,938
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	280,000	324,386
				2,971,689
U.S. Government Agencies--7.0%
Federal Home Loan Mortgage Corp.;
Notes, 3.50%, 5/29/13			4,185,000 d	4,428,178
Federal National Mortgage Association;
Notes, 1.50%, 6/26/13			12,780,000 d	12,992,838
				17,421,016
U.S. Government Agencies/Mortgage-Backed--8.8%
Federal Home Loan Mortgage Corp.:
4.88%, 11/15/13			11,625,000 c,d	12,779,025
5.00%, 7/1/40 - 9/1/40			1,118,250 d	1,183,073
5.50%, 4/1/40 - 9/1/40			5,379,897 d	5,797,256
6.50%, 6/1/32			1,504 d	1,699

Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	11,250 d,e	412
Federal National Mortgage Association:
5.00%, 7/1/40 - 9/1/40	676,695 d	717,253
5.50%, 7/1/40 - 8/1/40	1,015,430 d	1,094,902
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	288,430 d	295,856
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31	14,715	17,021
7.50%, 11/20/29 - 12/20/30	15,987	18,584
		21,905,081
U.S. Government Securities--29.5%
U.S. Treasury Notes:
0.88%, 4/30/11	8,030,000	8,030,000
1.38%, 9/15/12	23,095,000	23,420,686
1.75%, 8/15/12	14,455,000	14,722,649
1.75%, 4/15/13	5,915,000	6,048,300
2.13%, 5/31/15	7,065,000	7,224,507
2.38%, 7/31/17	1,345,000	1,339,325
2.63%, 8/15/20	1,025,000	974,791
4.88%, 5/31/11	12,110,000	12,157,786
		73,918,044
Total Bonds and Notes
(cost $241,064,494)		244,937,729
	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.16%, 6/9/11
(cost $669,882)	670,000 [f]	669,989

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,952,000)	2,952,000 [g]	2,952,000
Investment of Cash Collateral for
Securities Loaned--1.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,433,200)	2,433,200 [g]	2,433,200

Total Investments (cost $247,119,576)	100.3%	250,992,918
Liabilities, Less Cash and Receivables	(.3%)	(693,159)
Net Assets	100.0%	250,299,759

GO--General Obligation
REIT--Real Estate Investment Trust
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities were valued at $31,182,880 or 12.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At April 30, 2011, the market value of the fund's securities on loan was
$15,135,890 and the market value of the collateral held by the fund was $15,722,922, consisting of cash collateral of $2,433,200 and U.S. Government and agencies securities valued at $13,289,722.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Notional face amount shown.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At April 30, 2011, the aggregate cost of investment securities for income tax purposes was $247,119,576.

Net unrealized appreciation on investments was $3,870,957 of which $5,417,232 related to appreciated investment securities and $1,546,275 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	45.3
Corporate Bonds	35.5
Asset/Mortgage-Backed	16.2
Short-Term/Money Market Investments	2.5
Municipal Bonds	.5
Foreign/Governmental	.3
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
April 30,2011 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2011 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	153	33,526,125	June 2011	172,125
U.S. Treasury 5 Year Notes	39	4,620,281	June 2011	69,086
Financial Futures Short
U.S. Treasury 10 Year Notes	267	(32,344,547)	June 2011	(575,719)

Gross Unrealized Appreciation				241,211
Gross Unrealized Depreciation				(575,719)

STATEMENT OF OPTIONS WRITTEN
April 30, 2011 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes,
May 2011 @ $117	2,400,000	a	(36,937)
Put Options:
U.S. Treasury 5 Year Notes,
May 2011 @ $117	2,400,000	a	(1,688)
(premiums received $36,240)			(38,625)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	21,011,408	-	21,011,408
Commercial Mortgage-Backed	-	18,847,189	-	18,847,189
Corporate Bonds+	-	88,894,295	-	88,894,295
Foreign Government	-	809,357	-	809,357
Municipal Bonds	-	1,336,520	-	1,336,520
Mutual Funds	5,385,200	-	-	5,385,200
Residential Mortgage-Backed	-	794,819	-	794,819
U.S. Government Agencies/Mortgage-Backed	-	39,326,097	-	39,326,097
U.S. Treasury	-	74,588,033	-	74,588,033
Other Financial Instruments:
Futures++	241,211	-	-	241,211
Liabilities ($)
Other Financial Instruments:
Futures++	(575,719)	-	-	(575,719)
Options Written	(38,625)	-	-	(38,625)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures and options transactions are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded overthe-

counter are valued at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2011 (Unaudited)

	Principal
Bonds and Notes--98.5%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.50%, 4/15/15	14,547,540 a	15,385,158
0.63%, 4/15/13	5,332,937 a	5,611,668
1.13%, 1/15/21	24,055,198 a	24,976,055
1.25%, 7/15/20	5,904,099 a	6,237,586
1.38%, 7/15/18	1,846,710 a	2,005,845
1.38%, 1/15/20	11,039,033 a	11,834,186
1.63%, 1/15/18	11,431,633 a	12,598,014
1.75%, 1/15/28	4,577,933 a	4,795,742
2.00%, 1/15/14	10,390,517 a	11,438,494
2.00%, 7/15/14	1,843,867 a	2,050,150
2.00%, 1/15/16	11,425,368 a	12,859,788
2.00%, 1/15/26	12,369,493 a	13,538,793
2.13%, 2/15/40	2,651,072 a	2,896,296
2.13%, 2/15/41	1,919,475 a	2,096,577
2.38%, 1/15/25	5,051,562 a	5,800,218
2.38%, 1/15/27	2,742,625 a	3,131,093
2.50%, 7/15/16	6,492,969 a	7,517,131
2.50%, 1/15/29	7,141,019 a	8,317,616
2.63%, 7/15/17	7,836,150 a	9,178,091
3.00%, 7/15/12	30,958,462 a,b	33,130,384
3.63%, 4/15/28	11,135,667 a,b	14,724,314
3.88%, 4/15/29	5,753,210 a,b	7,896,729
Total Bonds and Notes
(cost $208,489,141)		218,019,928

Other Investment--1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,481,000)	2,481,000 [c]	2,481,000

Total Investments (cost $210,970,141)	99.6%	220,500,928
Cash and Receivables (Net)	.4%	776,395
Net Assets	100.0%	221,277,323

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At April 30, 2011, the value of the fund's securities on loan was $25,731,903 and the value of the collateral held by the fund was $26,385,198, consisting of U.S. Government and Agency securities valued at $26,385,198.
c	Investment in affiliated money market mutual fund.

At April 30, 2011, the aggregate cost of investment securities for income tax purposes was $210,970,141.

Net unrealized appreciation on investments was $9,530,787 of which $9,639,807 related to appreciated investment securities and $109,020 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	98.5
Money Market Investment	1.1
99.6
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	2,481,000	-	-	2,481,000
U.S. Treasury	-	218,019,928	-	218,019,928

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.

The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 13, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)